Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets	$ 7	$ 21,287
Financial liabilities		290,368
Financial liabilities at FVTPL [Member]
Financial assets
Financial liabilities		290,368
Level 1 of fair value hierarchy [member]
Financial assets
Financial assets	7	21,287
Level 1 of fair value hierarchy [member] | Financial liabilities at FVTPL [Member]
Financial assets
Financial liabilities
Level 2 of fair value hierarchy [member]
Financial assets
Financial assets
Level 2 of fair value hierarchy [member] | Financial liabilities at FVTPL [Member]
Financial assets
Financial liabilities
Level 3 of fair value hierarchy [member]
Financial assets
Financial assets
Financial liabilities		290,368
Level 3 of fair value hierarchy [member] | Financial liabilities at FVTPL [Member]
Financial assets
Financial liabilities		290,368
Dual Currency Structured Deposit [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets
Dual Currency Structured Deposit [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets
Dual Currency Structured Deposit [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets
Dual Currency Structured Deposit [Member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets
Wealth Management Product [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets	7	21,287
Wealth Management Product [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets	7	21,287
Wealth Management Product [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets
Wealth Management Product [Member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets